Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 80,624	$ 81,990
Allowance for doubtful accounts	(806)	(820)
Accounts receivables, net	$ 79,818	$ 81,170